UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

 (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Arizona Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.9%

Principal Amount (000’s omitted)	Security	Value

Education — 0.8%
$500	Glendale, IDA, (Midwestern University), 5.75%, 5/15/21	$546,095
		$546,095

Electric Utilities — 4.1%
700	Pima County, IDA, (Tucson Electric Power Co.), 6.00%, 9/1/29	699,944
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,030,710
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/23	1,055,860
		$2,786,514

Escrowed / Prerefunded — 15.7%
1,250	Maricopa County, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,495,550
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	4,687,350
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,341,740
		$10,524,640

General Obligations — 3.5%
1,125	Puerto Rico, 0.00%, 7/1/18	628,492
1,500	Tucson, 5.375%, 7/1/21	1,736,970
		$2,365,462

Health Care — Miscellaneous — 1.8%
800	Coconino County, IDA, Health Care Institution, (Guidance Center, Inc.), 5.80%, 6/1/11	753,976
500	Yavapai County, IDA, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	467,350
		$1,221,326

1

Hospital — 5.9%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	$658,495
1,059	Arizona Health Facilities Authority, (Phoenix Memorial Hospital), 8.125%, 6/1/12 (1)	31,237
1,171	Arizona Health Facilities Authority, (Phoenix Memorial Hospital), 8.20%, 6/1/21 (1)	34,554
1,350	Maricopa County, IDA, (Catholic Healthcare), 5.50%, 7/1/26	1,378,309
1,000	Scottsdale, IDA, (Scottsdale Healthcare), 5.70%, 12/1/21	1,069,650
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	761,120
		$3,933,365

Housing — 1.8%
835	Maricopa County, IDA, (National Health Facilities II), 6.375%, 1/1/19	673,536
500	Phoenix, IDA, (Woodstone and Silver Springs Apartments, (Asset Guaranty), 6.25%, 4/1/23	506,130
		$1,179,666

Industrial Development Revenue — 2.2%
1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	1,013,940
650	Phoenix Airport Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	489,521
		$1,503,461

Insured-Education — 2.8%
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,857,078
		$1,857,078

Insured-Electric Utilities — 4.3%
900	Pima County, IDA, (Tucson Electric Power Co., (FSA), 7.25%, 7/15/10	950,670
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7/1/29 (2) (3)	792,885
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	519,030
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7/1/16 (2) (3)	618,808
		$2,881,393

2

Insured-Escrowed/Prerefunded — 6.9%
$1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,285,300
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,127,040
1,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	1,126,990
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,121,260
		$4,660,590

Insured-General Obligations — 1.0%
500	Puerto Rico, (FSA), Variable Rate, 7/1/27 (2) (3)	652,115
		$652,115

Insured-Hospital — 10.8%
1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	1,376,903
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,001,750
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (4)	2,085,700
1,000	Mesa IDA, (Discovery Health System), (MBIA), 5.625%, 1/1/29	1,088,030
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,677,555
		$7,229,938

Insured-Lease Revenue / Certificates of Participation — 4.8%
1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	1,031,710
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	567,617
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/26 (3) (5)	1,207,390
290	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/24 (2) (3)	387,414
		$3,194,131

Insured-Special Tax Revenue — 5.1%
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,045,380

3

$750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	$775,110
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (2) (3)	1,599,584
		$3,420,074

Insured-Transportation — 9.1%
3,000	Phoenix Civic Improvements Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	3,111,900
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,382,338
1,500	Tucson Street and Highway Revenue, (FGIC), 5.00%, 7/1/18	1,625,775
		$6,120,013

Insured-Water and Sewer — 3.1%
1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	1,025,780
1,000	Phoenix Civic Improvements Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,059,010
		$2,084,790

Pooled Loans — 6.2%
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	2,091,580
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	2,043,280
		$4,134,860

Senior Living / Life Care — 2.1%
1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (6)	1,435,482
		$1,435,482

Water and Sewer — 3.9%
1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	1,129,680
1,500	Phoenix, Civic Improvement Corp., Wastewater System, 4.75%, 7/1/23	1,508,655
		$2,638,335

Total Tax-Exempt Investments — 95.9% (identified cost $59,913,192)		$64,369,328

Other Assets, Less Liabilities — 4.1%		2,781,103
Net Assets— 100.0%		$67,150,431

4

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 49.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 17.7% of total investments.

(1)	Defaulted bond.

(2)	Security has been issued as a leveraged inverse floater bond.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $5,258,196 or 7.8% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)	Security has been issued as an inverse floater bond.

(6)	The Portfolio is receiving only partial interest payments on this security.

5

At October 31, 2004, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	109 U.S Treasury Bond	Short	$(12,055,107)	$(12,408,969)	$(353,862)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,788,732
Gross unrealized appreciation	$7,303,257
Gross unrealized depreciation	(2,722,661)
Net unrealized appreciation	$4,580,596

6

Colorado Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal Amount (000’s omitted)	Security	Value

Education — 5.2%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,034,680
500	Colorado Springs, (Colorado College), 5.25%, 6/1/24	536,710
		$1,571,390

Escrowed / Prerefunded — 5.9%
500	Colorado Health Facility Authority (Parkview Episcopal Medical Center, Inc.), Prerefunded to 9/1/05, 6.125%, 9/1/25	527,145
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,275,390
		$1,802,535

Hospital — 13.3%
350	Aspen Valley, Hospital District, 6.80%, 10/15/24	376,232
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), 5.25%, 9/1/21	685,230
500	Colorado Health Facilities Authority, (Parkview Medical Center, Inc.), 5.00%, 9/1/25	499,195
500	Colorado Health Facilities Authority, (Portercare Adventist Health), 6.50%, 11/15/31	549,620
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	519,905
250	Colorado Health Facility Authority (Parkview Episcopal Medical Center, Inc.), 6.125%, 9/1/25	257,242
400	La Junta, (Arkansas Valley Regional Medical Center), 6.10%, 4/1/24	408,660
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	739,503
		$4,035,587

Housing — 7.9%
1,000	Denver, Multifamily, (Bank Lofts, (FHA), (AMT), 6.15%, 12/1/16	1,035,710

1

$355	Lake Creek, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	$328,393
1,000	Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25	1,033,810
		$2,397,913

Industrial Development Revenue — 6.4%
500	Colorado HFA, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	519,235
500	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (1)	360,000
750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	772,898
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	308,545
		$1,960,678

Insured-Education — 3.4%
1,000	University of Colorado, (FGIC), 5.00%, 6/1/27	1,031,280
		$1,031,280

Insured-General Obligations — 8.0%
1,000	Arapahoe County, Water and Wastewater, Public Improvements District, (MBIA), 5.125%, 12/1/32	1,039,810
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,126,370
200	Puerto Rico, (FSA), Variable Rate, 7/1/27 (2) (3)	260,846
		$2,427,026

Insured-Housing — 5.0%
500	Colorado Educational and Cultural Facilities Authority, (Student Housing Foundation/University of Colorado), (AMBAC), 5.00%, 7/1/27	515,610
970	Thornton, SCA Realty Multifamily, (FSA), 7.10%, 1/1/30	994,483
		$1,510,093

Insured-Lease Revenue / Certificates of Participation — 1.8%
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/24 (2) (3)	534,364
		$534,364

2

Insured-Special Tax Revenue — 3.5%
$1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	$1,068,490
		$1,068,490

Insured-Transportation — 22.4%
3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	2,107,735
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41	1,815,643
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,793,676
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36 (4)	1,105,870
		$6,822,924

Insured-Water and Sewer — 3.5%
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,050,500
		$1,050,500

Senior Living / Life Care — 1.3%
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23	386,648
		$386,648

Special Tax Revenue — 5.7%
400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	429,112
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	369,716
400	Black Hawk, Business Improvement District, 6.50%, 12/1/11	396,064
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	526,695
		$1,721,587

Transportation — 1.3%
400	Eagle County, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	407,784
		$407,784

Water and Sewer — 3.5%
1,000	Colorado Water Resources, Power Development Authority, 5.00%, 9/1/21	1,073,240
		$1,073,240

3

Total Tax-Exempt Investments — 98.1% (identified cost $27,955,765)	$29,802,039

Other Assets, Less Liabilities — 1.9%	$580,974
Net Assets— 100.0%	$30,383,013

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 48.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 17.8% of total investments.

(1)	Defaulted bond.

(2)	Security has been issued as a leveraged inverse floater bond.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $795,210 or 2.6% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	51 U.S Treasury Bond	Short	$(5,658,291)	$(5,806,031)	$(147,740)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$27,937,883
Gross unrealized appreciation	$2,190,137
Gross unrealized depreciation	(325,981)
Net unrealized appreciation	$1,864,156

Connecticut Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal Amount (000’s omitted)	Security	Value

Education — 8.9%
$1,500	Connecticut HEFA, (Loomis Chaffee School), 5.25%, 7/1/31	$1,572,705
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32	2,595,875
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,044,200
4,350	Connecticut HEFA, (Yale University), 5.125%, 7/1/27	4,487,155
1,350	University of Connecticut, 5.00%, 5/15/23	1,417,851
		$12,117,786

Electric Utilities — 4.6%
3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	3,310,278
800	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 9/1/28 (1) (2)	887,680
2,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	2,078,620
		$6,276,578

Escrowed / Prerefunded — 3.1%
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,470,018
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	203,935
545	University of Connecticut, Prerefunded to 4/1/12, 5.375%, 4/1/18	623,714
		$4,297,667

General Obligations — 5.2%
1,750	Connecticut, 0.00%, 11/1/09	1,516,095
1,270	Danbury, 4.50%, 2/1/14	1,381,442
1,065	Puerto Rico, 0.00%, 7/1/15	694,242
1,000	Puerto Rico, 5.00%, 7/1/25	1,035,620
400	Redding, 5.50%, 10/15/18	472,900
650	Redding, 5.625%, 10/15/19	779,044

1

$535	Wilton, 5.25%, 7/15/18	$620,076
535	Wilton, 5.25%, 7/15/19	621,445
		$7,120,864

Housing — 0.7%
1,000	Connecticut HFA, 4.70%, 5/15/28	1,005,840
		$1,005,840

Industrial Development Revenue — 6.8%
3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	2,982,122
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,511,295
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	431,963
1,350	Sprague, Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,380,982
		$9,306,362

Insured-Education — 12.8%
1,250	Connecticut HEFA, (Choate Rosemary College), (MBIA), 5.00%, 7/1/27	1,295,425
1,550	Connecticut HEFA, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,601,677
2,500	Connecticut HEFA, (Fairfield University), (MBIA), 5.25%, 7/1/25	2,679,225
1,000	Connecticut HEFA, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,030,460
1,970	Connecticut HEFA, (Trinity College), (MBIA), 5.00%, 7/1/22	2,102,995
5,305	Connecticut HEFA, (Trinity College), (MBIA), 5.50%, 7/1/21	6,284,038
1,440	Connecticut HEFA, (Westminster School), (MBIA), 5.00%, 7/1/29	1,501,675
1,000	University of Connecticut, (FGIC), 5.00%, 11/15/29	1,039,430
		$17,534,925

Insured-Electric Utilities — 4.1%
3,000	Puerto Rico Electric Power Authority, (FSA), 4.75%, 7/1/24	3,067,890
1,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7/1/16 (2) (3)	1,547,020
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7/1/29 (2) (3)	982,230
		$5,597,140

2

Insured-Escrowed/Prerefunded — 1.2%
$1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	$1,120,500
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	580,400
		$1,700,900

Insured-General Obligations — 14.9%
3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	4,021,123
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,582,776
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,058,100
2,000	Connecticut, (FSA), 5.00%, 10/15/19	2,165,360
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,189,360
3,500	New Haven, (FGIC), 5.00%, 11/1/18	3,804,605
1,265	New Milford, (AMBAC), 5.00%, 1/15/14	1,425,339
350	Puerto Rico, (FSA), Variable Rate, 7/1/27 (2) (3)	456,480
3,500	Suffield, (MBIA), 4.75%, 6/15/21	3,633,805
		$20,336,948

Insured-Hospital — 5.5%
1,000	Connecticut HEFA, (Bridgeport Hospital), (MBIA), 6.625%, 7/1/18	1,003,700
2,310	Connecticut HEFA, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	2,471,631
1,000	Connecticut HEFA, (Danbury Hospital), (AMBAC), 5.375%, 7/1/17	1,054,260
1,500	Connecticut HEFA, (Hospital of St. Raphael), (AMBAC), 6.625%, 7/1/14	1,558,350
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,365,701
		$7,453,642

Insured-Housing — 1.0%
1,325	Connecticut HFA, (Housing Mortgage Finance Program), (MBIA), (AMT), 5.30%, 5/15/33	1,356,509
		$1,356,509

Insured-Lease Revenue / Certificates of Participation — 3.6%
3,250	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	3,841,013
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/24 (2) (3)	1,068,728
		$4,909,741

3

Insured-Other Revenue — 1.3%
$550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$563,162
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,181,694
		$1,744,856

Insured-Pooled Loans — 1.0%
1,360	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	1,426,409
		$1,426,409

Insured-Special Tax Revenue — 0.3%
375	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	410,640
		$410,640

Insured-Transportation — 6.7%
5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	5,638,930
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	538,905
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,117,480
1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7/1/28 (2) (3)	1,862,797
		$9,158,112

Insured-Water and Sewer — 3.7%
1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	1,409,760
1,530	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,611,350
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,085,340
		$5,106,450

Lease Revenue/Certificates of Participation — 1.6%
1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	2,155,941
		$2,155,941

4

Pooled Loans — 0.4%
$515	Connecticut Higher Education Supplemental Loan Authority, (AMT), 6.20%, 11/15/09	$516,045
		$516,045

Solid Waste — 5.0%
2,335	Bristol Resource Recovery Facility, (Ogden Martin Systems), 6.50%, 7/1/14	2,443,671
4,250	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	4,360,075
		$6,803,746

Special Tax Revenue — 4.5%
3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12 (4)	3,740,380
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,442,900
		$6,183,280

Transportation — 0.4%
500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	574,210
		$574,210

Water and Sewer — 1.9%
1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	1,492,213
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,134,364
		$2,626,577

Total Tax-Exempt Investments — 99.2% (identified cost $125,978,970)		$135,721,168

Other Assets, Less Liabilities — 0.8%		1,068,579
Net Assets— 100.0%		$136,789,747

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

5

The Fund invests primarily in debt securities issued by Connecticut municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 56.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.5% to 24.8% of total investments.

(1)	Security has been issued as an inverse floater bond.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $7,215,575 or 5.3% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

6

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	99 U.S. Treasury Bond	Short	$(11,034,844)	$(11,270,531)	$(235,687)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$125,841,630
Gross unrealized appreciation	$9,910,980
Gross unrealized depreciation	(31,442)
Net unrealized appreciation	$9,879,538

Michigan Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Principal Amount (000’s omitted)	Security	Value

Bond Bank — 0.0%
$30	Michigan Municipal Bond Authority Local Government Loan, 6.90%, 5/1/21	$30,122
		$30,122

Education — 1.9%
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	1,292,825
		$1,292,825

Electric Utilities — 1.6%
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,039,310
		$1,039,310

General Obligations — 2.0%
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,312,775
		$1,312,775

Health Care - Miscellaneous — 1.6%
1,070	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	1,036,851
		$1,036,851

Hospital — 13.4%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	520,120
745	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	765,674
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,027,420
3,250	Michigan Hospital Finance Authority, (McLaren Obligated Group), 4.50%, 10/15/21	3,195,042

1

$1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	$1,567,365
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	771,960
		$8,847,581

Industrial Development Revenue — 0.8%
525	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	535,967
		$535,967

Insured-Education — 6.4%
1,000	Ferris State University, (AMBAC), 5.00%, 10/1/23 (1)	1,050,790
1,000	Michigan Technological University, (XLCA), 5.00%, 10/1/33	1,029,390
2,000	Western Michigan University, (FGIC), 5.125%, 11/15/22	2,122,920
		$4,203,100

Insured-Electric Utilities — 5.3%
2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	2,104,520
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	365,247
1,000	Puerto Rico Electric Power Authority, (FSA), 4.75%, 7/1/24	1,022,630
		$3,492,397

Insured-Escrowed/Prerefunded — 6.4%
3,000	Kent Hospital Finance Authority, (Butterworth Health System), Prerefunded to 1/15/06, (MBIA), 6.125%, 1/15/21	3,211,080
1,000	Lake Orion, School District, Prerefunded to 5/1/05, (AMBAC), 7.00%, 5/1/20	1,036,350
		$4,247,430

Insured-General Obligations — 40.1%
1,250	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	1,255,225
1,000	Avondale School District, (AMBAC), 4.75%, 5/1/22	1,018,460
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	568,750
2,000	Detroit School District, (FGIC), 5.25%, 5/1/28	2,119,820

2

$1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	$1,218,770
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,036,130
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,116,079
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,033,240
3,000	Lake Orion, Community School District, (FGIC), 5.125%, 5/1/23 (2)	3,196,830
1,000	Melvindale-Northern Allen Park School District, (Building and Site), (FSA), 5.00%, 5/1/28	1,030,040
1,000	Novi Building Authority, (FSA), 5.50%, 10/1/25	1,102,680
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,490,537
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,032,395
350	Puerto Rico, (FSA), Variable Rate, 7/1/27 (3) (4)	456,480
1,400	Redford Union School District No.1, (AMBAC), 5.00%, 5/1/22	1,544,270
1,450	Saginaw, City School District, (FSA), 5.00%, 5/1/34 (5)	1,487,178
2,500	Wyoming Public Schools, (FGIC), 5.125%, 5/1/23	2,664,025
1,000	Zeeland Public Schools, (FGIC), 5.25%, 5/1/22	1,082,450
		$26,453,359

Insured-Housing — 0.6%
385	Michigan HDA, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	393,147
		$393,147

Insured-Lease Revenue / Certificates of Participation — 1.6%
1,000	Michigan Building Authority, (Facilities Program), (MBIA), 5.00%, 10/15/29	1,031,680
		$1,031,680

Insured-Special Tax Revenue — 0.4%
250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	256,595
		$256,595

Insured-Transportation — 3.7%
345	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7/1/26 (3) (4)	421,859

3

$2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 12/1/28 (4) (6)	$2,043,100
		$2,464,959

Insured-Water and Sewer — 3.5%
2,165	Warren, Water and Sewer, (FSA), 5.25%, 11/1/26	2,302,261
		$2,302,261

Special Tax Revenue — 4.1%
3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	1,763,297
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	915,320
		$2,678,617

Transportation — 3.9%
1,500	Kent County Airport Facility, (AMT), Variable Rate, 1/1/25 (4) (6)	1,560,015
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,019,170
		$2,579,185

Total Tax-Exempt Investments — 97.3% (identified cost $57,340,649)		64,198,161

Other Assets, Less Liabilities — 2.7%		1,780,513
Net Assets— 100.0%		$65,978,674

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2004, 69.9% of the

4

securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 23.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)	Security has been issued as a leveraged inverse floater bond.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $4,481,454 or 6.8% of the Fund’s net assets.

(5)	When-issued security.

(6)	Security has been issued as an inverse floater bond.

5

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	102 U.S Treasury Bond	Short	$(11,299,379)	$(11,612,063)	$(312,684)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,239,091
Gross unrealized appreciation	$6,959,070
Gross unrealized depreciation	—
Net unrealized appreciation	$6,959,070

Minnesota Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal Amount (000’s omitted)	Security	Value

Education — 11.1%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,071,250
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,307,487
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	599,972
500	Minnesota Higher Education Facilities Authority, (St. John’s University), 5.25%, 10/1/26	521,470
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,444,556
		$4,944,735

Electric Utilities — 13.8%
2,000	Chaska, Electric, 6.10%, 10/1/30	2,148,640
750	Cohasset, PCR, (Allete, Inc.), 4.95%, 7/1/22	767,145
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	757,747
400	Puerto Rico Electric Power Authority, Variable Rate, 7/1/29 (1) (2)	431,448
1,980	Rochester Electric, 5.25%, 12/1/30	2,050,250
		$6,155,230

General Obligations — 8.8%
750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	795,840
1,500	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	1,549,680
1,000	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	1,029,510
500	Osseo, Independent School District No. 279, 5.25%, 2/1/21	547,960
		$3,922,990

1

Hospital — 8.9%
$700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	$718,977
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 11/15/27 (1) (2)	1,710,120
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	508,150
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,026,250
		$3,963,497

Housing — 6.2%
500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	542,955
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	516,495
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,709,285
		$2,768,735

Industrial Development Revenue — 5.9%
1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	1,007,930
1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	1,643,279
		$2,651,209

Insured-Education — 1.2%
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	537,690
		$537,690

Insured-Electric Utilities — 13.6%
500	Northern Minnesota Municipal Power Agency, (AMBAC), 4.75%, 1/1/20	526,815
500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7/1/29 (2) (3)	591,705
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (4)	458,195
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	3,803,400
50	Southern Minnesota Municipal Power Agency, (MBIA), Variable Rate, 1/1/18 (1) (2)	60,336
565	Western Minnesota Municipal Power Agency, (AMBAC), 5.50%, 1/1/16	629,201
		$6,069,652

2

Insured-General Obligations — 1.6%
$695	Freeborn County, (Criminal Justice Center), (FGIC), 5.00%, 2/1/23	$729,639
		$729,639

Insured-Hospital — 3.4%
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	470,070
1,000	Willmar, (Rice Memorial Hospital), (FSA), 5.00%, 2/1/32	1,031,590
		$1,501,660

Insured-Housing — 3.4%
1,500	SCA MFMR Receipts, Burnsville, (FSA), 7.10%, 1/1/30	1,537,860
		$1,537,860

Insured-Lease Revenue / Certificates of Participation — 3.0%
1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	1,362,621
		$1,362,621

Insured-Other Revenue — 1.9%
800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	854,656
		$854,656

Insured-Special Tax Revenue — 2.4%
1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	1,058,960
		$1,058,960

Insured-Transportation — 3.5%
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	1,582,260
		$1,582,260

Miscellaneous — 4.7%
2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	2,118,020
		$2,118,020

3

Senior Living / Life Care — 4.8%
$1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$939,330
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	524,925
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc.-Highland), 8.75%, 11/1/24 (5)	677,713
		$2,141,968

Special Tax Revenue — 0.6%
250	Hennepin County, Regional Railroad Authority, 5.00%, 12/1/31	255,448
		$255,448

Total Tax-Exempt Investments — 98.8% (identified cost $41,525,443)		$44,156,830

Other Assets, Less Liabilities — 1.2%		$538,612
Net Assets— 100.0%		$44,695,442

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 34.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 15.3% of total investments.

(1)	Security has been issued as an inverse floater bond.

4

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $2,793,609 or 6.3% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)	Security is in default and making only partial interest payments.

5

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	55 U.S. Treasury Bond	Short	$(6,067,813)	$(6,261,406)	$(193,593)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$41,457,252
Gross unrealized appreciation	$3,156,175
Gross unrealized depreciation	(456,597)
Net unrealized appreciation	$2,699,578

New Jersey Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.8%
$1,725	New Jersey EDA, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,763,416
2,500	Port Authority of New York and New Jersey, (KIAC), (AMT), 6.75%, 10/1/19	2,551,400
		$4,314,816

Education — 0.4%
1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,026,910
		$1,026,910

Electric Utilities — 4.7%
9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	5,523,480
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,227,440
2,000	Puerto Rico Electric Power Authority, Variable Rate, 7/1/29 (1) (2)	2,157,240
2,500	Salem County, Pollution Control Financing, (Public Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,667,525
		$11,575,685

General Obligations — 2.0%
1,500	Hudson County Improvement Authority, 6.625%, 8/1/25	1,505,730
3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	2,514,150
1,500	Puerto Rico, 0.00%, 7/1/16	929,760
		$4,949,640

Health Care - Miscellaneous — 0.5%
1,255	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18	1,182,323
		$1,182,323

1

Hospital — 11.9%
$500	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$515,240
3,750	Camden County, Improvement Authority, (Cooper Health System), 6.00%, 2/15/27	3,855,675
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,153,160
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,092,400
910	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	914,040
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,666,606
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,591,071
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,874,771
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,150,200
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,988,082
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	2,025,180
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	571,807
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/27	2,000,600
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,807,575
		$29,206,407

Industrial Development Revenue — 5.1%
1,875	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,362,225
1,875	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,810,406
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (3)	1,455,000
5,640	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (3)	4,533,150

2

$3,000	New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24	$3, 338,760
		$12,499,541
Insured-Education — 0.7%
1,635	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.25%, 7/1/20	1,797,045
		$1,797,045

Insured-Electric Utilities — 1.4%
1,300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7/1/16 (2) (4)	2,011,126
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7/1/29 (2) (4)	1,396,424
		$3,407,550

Insured-Escrowed/Prerefunded — 3.3%
2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 5/1/18 (2) (4)	2,817,921
3,000	New Jersey Transportation Trust Fund Authority, (XLCA), Prerefunded to 6/15/07, 5.00%, 6/15/17	3,280,440
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,911,303
		$8,009,664

Insured-General Obligations — 6.9%
2,000	Branchburg Township Board of Education, (FSA), 5.00%, 2/1/26	2,070,960
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,448,940
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,768,569
2,132	Elmwood Park Board of Education, (FSA), 4.50%, 8/1/29	2,120,828
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,083,050
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,323,451
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,192,430
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	773,960
1,885	Pohatcong Township School District, (FSA), 5.20%, 7/15/22	2,135,215
900	Washington Township, Mercer County Board of Education, (FGIC), 5.00%, 1/1/26	933,129
		$16,850,532

3

Insured-Hospital — 5.2%
$4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,232,397
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,398,600
10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	3,757,774
2,890	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Center), (MBIA), Variable Rate, 7/1/28 (2) (4)	2,944,766
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,463,360
		$12,796,897

Insured-Special Tax Revenue — 6.3%
6,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	2,535,592
10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	3,243,200
3,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	3,320,250
2,000	New Jersey Sports & Exposition Authority, (MBIA), 5.50%, 3/1/22	2,327,260
3,775	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	4,133,776
		$15,560,078

Insured-Transportation — 18.8%
1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	1,772,284
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,417,408
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	6,088,775
435	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	536,699
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 1/1/16 (1)	7,215,400
2,410	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	2,543,153
2,000	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/24	2,101,200
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,567,815
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,568,700
4,200	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	4,265,310

4

$4,325	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	$4,782,888
7,325	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	8,100,498
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,139,875
		$46,100,005

Insured-Water and Sewer — 4.0%
2,000	Bayonne, Municipal Utilities Authority, (XLCA), 4.50%, 4/1/28	1,968,340
2,500	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	2,824,725
13,840	North Hudson, Sewer Authority, (MBIA), 0.00%, 8/1/25	5,051,877
		$9,844,942

Lease Revenue/Certificates of Participation — 3.9%
720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	971,885
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,074,178
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,147,965
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,423,109
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	3,995,585
		$9,612,722

Other Revenue — 4.0%
3,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 6/15/34 (1) (2)	3,693,235
2,100	New Jersey EDA, (Glimcher Properties REIT), (AMT), 6.00%, 11/1/28	2,047,626
2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10/1/34 (2) (4)	2,575,860
1,500	Tobacco Settlement Financing Corp., Variable Rate, 6/1/39 (1) (2)	1,442,715
		$9,759,436

Pooled Loans — 1.0%
3,400	New Jersey Higher Educational Student Loan Bonds, (AMT), 0.00%, 7/1/10	2,378,164
		$2,378,164

Senior Living / Life Care — 2.8%
2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	2,698,045

5

$2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	$2,098,270
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (5)	2,083,392
		$6,879,707

Transportation — 11.3%
5,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	5,537,650
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (6)	22,236,650
		$27,774,300

Water and Sewer — 2.4%
5,685	New Jersey EDA, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	5,794,152
		$5,794,152

Total Tax-Exempt Investments — 98.4%
(identified cost $219,803,312)		$241,320,516

Other Assets, Less Liabilities — 1.6%		$3,855,892
Net Assets— 100.0%		$245,176,408

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 47.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 19.9% of total investments.

6

(1)                                                          Security has been issued as an inverse floater bond.

(2)                                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the aggregate value of the securities is $23,173,063 or 9.5% of the Fund’s net assets.

(3)                                                          Defaulted bond.

(4)                                                          Security has been issued as a leveraged inverse floater bond.

(5)                                                          Security is in default and making only partial interest payments.

(6)                                                          Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

7

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	350 U.S Treasury Bond	Short	$(38,613,357)	$(39,845,313)	$(1,231,956)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$219,504,766
Gross unrealized appreciation	$24,876,065
Gross unrealized depreciation	(3,060,315)
Net unrealized appreciation	$21,815,750

Pennsylvania Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 5.3%
$1,585	Carbon County IDA, (Panther Creek Partners), 6.65%, 5/1/10	$1,720,058
4,500	Pennsylvania EDA, (Colver), (AMT), 7.125%, 12/1/15	4,606,380
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,068,000
		$11,394,438

Education — 0.5%
1,100	Lehigh County, General Purpose Authority, (Cedar Crest College), 6.70%, 4/1/26	1,153,438
		$1,153,438

Electric Utilities — 1.1%
2,250	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,322,787
		$2,322,787

General Obligations — 1.0%
1,000	Puerto Rico, 4.75%, 7/1/23	1,009,840
1,000	Radnor Township, 5.125%, 7/15/34	1,043,620
		$2,053,460

Health Care - Miscellaneous — 3.0%
2,000	Allegheny County IDA, (Residual Resources, Inc.), 6.50%, 9/1/21	2,118,380
700	Allegheny County, (Residential Resources, Inc.), 6.60%, 9/1/31	737,226
3,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	3,651,095
		$6,506,701

Hospital — 11.2%
3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,340,349

$1,150	Horizon Hospital Systems Authority, (Horizon Hospital Systems, Inc.), 6.35%, 5/15/26	$1,197,909
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,572,875
2,000	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.00%, 11/15/18	2,020,980
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,210,307
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,073,100
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,063,100
4,100	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	4,383,761
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	2,021,059
		$23,883,440

Industrial Development Revenue — 4.9%
500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	518,410
4,000	Franklin County IDA, (Corning, Inc.), 6.25%, 8/1/05	3,996,880
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,468,365
4,450	Pennsylvania IDA, (Sun Co.), (AMT), 7.60%, 12/1/24	4,557,912
		$10,541,567

Insured-Education — 1.2%
1,000	Chester County, IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	1,023,220
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	1,429,042
		$2,452,262

Insured-Electric Utilities — 4.9%
8,000	Beaver IDA, (Ohio Edison Co.), (AMBAC), 7.05%, 10/1/20	8,540,960
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7/1/29 (2) (3)	1,970,378
		$10,511,338

Insured-Escrowed/Prerefunded — 5.7%
$1,365	PennsylvaniaTurnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,378,691
2,150	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	2,475,015
460	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	517,357
4,845	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,490,136
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,636,982
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,796,480
		$12,294,661

Insured-General Obligations — 25.1%
1,000	Butler School District, (FGIC), 5.00%, 10/1/26	1,037,300
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	1,054,273
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	994,120
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	935,943
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	881,432
4,350	Erie School District, (AMBAC), 0.00%, 9/1/30	1,162,755
2,500	Erie School District, (MBIA), 0.00%, 5/1/19	1,314,700
2,625	Erie School District, (MBIA), 0.00%, 5/1/20	1,298,771
2,625	Erie School District, (MBIA), 0.00%, 5/1/21	1,223,250
3,625	Erie School District, (MBIA), 0.00%, 5/1/22	1,588,257
2,640	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	2,716,190
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	312,008
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	295,227
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,381,633
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,426,351
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	428,320
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	669,280
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	448,954

$1,430	Mars Area School District, (MBIA), 0.00%, 3/1/14	$993,321
3,420	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,221,966
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	737,685
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,724,054
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34	7,293,090
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,593,554
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,593,171
290	Puerto Rico, (FSA), 5.125%, 7/1/30	301,820
3,300	Puerto Rico, (FSA), Variable Rate, 7/1/27 (2) (3)	4,303,959
500	Puerto Rico, (MBIA), Variable Rate, 7/1/20 (2) (3)	776,440
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	549,427
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,036,440
1,400	Upper Darby School District, (AMBAC), 5.00%, 5/1/19	1,506,470
		$53,800,161

Insured-Hospital — 4.3%
3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15	2,386,688
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,095,240
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,269,938
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,512,958
		$9,264,824

Insured-Lease Revenue / Certificates of Participation — 0.3%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/24 (2) (3)	667,955
		$667,955

Insured-Special Tax Revenue — 1.0%
635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	638,372

$1,500	Pittsburgh & Allegheny County, Public Auditorium Authority, (Hotel Room), (AMBAC), 5.125%, 2/1/35	$1,556,820
		$2,195,192

Insured-Transportation — 3.0%
1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,640,880
3,750	Pennsylvania Turnpike Commission, (AMBAC), 5.00%, 7/15/41	3,811,950
865	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7/1/26 (2) (3)	1,057,705
		$6,510,535

Insured-Utilities — 4.5%
5,500	Philadelphia Gas Works Revenue, (FSA), 5.00%, 7/1/28	5,681,610
2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate, 7/1/17 (2) (3)	3,915,891
		$9,597,501

Insured-Water and Sewer — 5.6%
3,000	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	3,271,320
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,026,630
1,750	Lower Moreland Township Authority, Sewer Revenue, (FSA), 5.00%, 8/1/29	1,804,338
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 11/1/31 (2) (3)	2,691,400
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,126,720
		$11,920,408

Nursing Home — 4.0%
2,000	Allegheny County HDA, (Villa St. Joseph), 6.00%, 8/15/28	1,856,720
930	Chartiers Valley IDA, (Beverly Enterprises, Inc.), 5.375%, 6/1/07	929,972
1,510	Green County IDA, (Beverly Enterprises, Inc.), 5.75%, 3/1/13	1,519,619
3,150	Montgomery IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,959,394
1,310	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,316,380
		$8,582,085

Senior Living / Life Care — 10.2%
$1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$1,262,369
5,000	Chester IDA, (Senior Life Choice of Kimberton), (AMT), 8.50%, 9/1/25	5,185,900
1,860	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,419,385
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,744,863
4,050	Delaware County, (White Horse Village), 7.50%, 7/1/18	4,174,578
2,565	Delaware IDA, (Glen Riddle), (AMT), 8.625%, 9/1/25	2,667,395
1,865	Grove City, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,874,083
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,913,630
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), 6.75%, 11/15/24	528,870
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,104,785
		$21,875,858

Transportation — 1.3%
1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,021,820
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,007,200
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	773,978
		$2,802,998

Total Tax-Exempt Investments — 98.1%
(identified cost $196,140,953)		$210,331,609

Other Assets, Less Liabilities — 1.9%		$4,021,423
Net Assets— 100.0%		$214,353,032

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Pennsylvania municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 56.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.4% to 18.6% of total investments.

(1)                                                          Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)                                                          Security has been issued as a leveraged inverse floater bond.

(3)                                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the aggregate value of the securities is $15,383,728 or 7.2% of the Fund’s net assets.

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	365 U.S. Treasury Bond	Short	$(40,368,020)	$(41,552,969)	$(1,184,949)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$195,875,048
Gross unrealized appreciation	$15,769,637
Gross unrealized depreciation	(1,313,076)
Net unrealized appreciation	$14,456,561

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	December 20, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	December 20, 2004